Segment Information - Group's operating segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues
Total revenues	¥ 1,692,463	$ 265,585	¥ 1,294,988	¥ 1,151,637
Cost of revenues
Cost of revenues	(327,889)	(51,453)	(212,206)	(198,630)
Gross profit:
Gross profit	¥ 1,364,574	$ 214,132	1,082,782	953,007
Wuhan Miracle
Segment Reporting Information [Line Items]
Equity method investment ownership percentage	91.77%	91.77%
Operating Segments
Revenues
Total revenues	¥ 1,692,463		1,294,988	1,151,637
Cost of revenues
Cost of revenues	(327,909)		(212,206)	(198,630)
Gross profit:
Gross profit	1,364,554		1,082,782	953,007
Operating Segments | So Young
Revenues
Total revenues	1,580,507		1,294,988	1,151,637
Cost of revenues
Cost of revenues	(249,767)		(212,206)	(198,630)
Gross profit:
Gross profit	1,330,740		¥ 1,082,782	¥ 953,007
Operating Segments | Wuhan Miracle
Revenues
Total revenues	111,956
Cost of revenues
Cost of revenues	(78,142)
Gross profit:
Gross profit	33,814
Eliminations
Cost of revenues
Cost of revenues	20
Gross profit:
Gross profit	¥ 20